Property and equipment, net	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property and equipment, net	Property and equipment, net

Property and equipment, net consist of the following at year-end:

	2019	2018
Land	$146,517	$142,262
Buildings and leasehold improvements	710,046	623,612
Equipment	784,181	673,117
Total cost	1,640,744	1,438,991
Total accumulated depreciation	(679,758)	(582,799)
	$960,986	$856,192

Total depreciation expense for fiscal years 2019, 2018 and 2017 amounted to $111,638, $94,490 and $89,085, respectively.